Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jan. 05, 2016
Document Effective Date	Jan. 05, 2016
Prospectus Date	Dec. 31, 2015
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Prospectus:
Trading Symbol	BOGIX
BOGLE SMALL CAP GROWTH | INVESTOR
Prospectus:
Trading Symbol	BOGLX
Free Market U.S. Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMUEX
Free Market International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMNEX
Free Market Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	FMFIX